Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
C000143970
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 14,901	$ 13,762	$ 12,530	$ 13,439	$ 13,153	$ 11,709	$ 11,261	$ 10,909	$ 10,570	$ 8,811	$ 9,556
C000143971
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 14,652	13,532	12,320	13,345	13,166	11,817	11,457	11,182	10,901	9,152	10,000
C000130168
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,010	14,748	13,370	14,333	13,994	12,405	11,902	11,519	11,119	9,240	10,000
C000190443
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 15,938	14,681	13,309	14,264	13,924	12,344	11,841	11,442	11,064	9,218	10,000
C000024613
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 15,617	14,423	13,109	14,065	13,786	12,253	11,785	11,417	11,064	9,218	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613	10,976	10,622	11,766	12,086	11,921	10,674	10,346	10,294	10,150	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,380	14,878	13,402	14,175	14,086	12,886	12,146	11,644	11,177	9,174	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Account Value	$ 15,329	14,046	12,765	13,512	13,393	12,377	11,726	11,352	10,952	9,220	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,380	14,878	13,402	14,175	14,086	12,886	12,146	11,644	11,177	9,174	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Account Value	$ 15,329	14,046	12,765	13,512	13,393	12,377	11,726	11,352	10,952	9,220	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,380	14,878	13,402	14,175	14,086	12,886	12,146	11,644	11,177	9,174	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Account Value	$ 15,329	14,046	12,765	13,512	13,393	12,377	11,726	11,352	10,952	9,220	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,380	14,878	13,402	14,175	14,086	12,886	12,146	11,644	11,177	9,174	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Account Value	$ 15,329	14,046	12,765	13,512	13,393	12,377	11,726	11,352	10,952	9,220	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,380	14,878	13,402	14,175	14,086	12,886	12,146	11,644	11,177	9,174	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Account Value	$ 15,329	$ 14,046	$ 12,765	$ 13,512	$ 13,393	$ 12,377	$ 11,726	$ 11,352	$ 10,952	$ 9,220	$ 10,000